Related party transactions (Details 1) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Due to related parties	$ 293,919	$ 501,500
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	52,146	144,525
Yefang Zhango [Member]
Due to related parties	$ 241,773	$ 356,975